Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014
Guggenheim Multi-Hedge Strategies Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Guggenheim Multi-Hedge Strategies (Class A)‡
Account Value	$ 12,243	$ 12,243	$ 12,243	$ 12,243	$ 12,617	$ 12,034	$ 12,222	$ 11,745	$ 11,656	$ 11,541	$ 11,674	$ 11,748	$ 11,874	$ 11,956	$ 12,062	$ 12,213	$ 11,760	$ 11,157	$ 10,935	$ 10,867	$ 10,854	$ 10,389	$ 10,457	$ 10,298	$ 10,173	$ 9,914	$ 10,077	$ 9,948	$ 10,110	$ 10,398	$ 10,123	$ 10,060	$ 10,031	$ 10,048	$ 10,008	$ 9,991	$ 10,108	$ 10,091	$ 9,991	$ 9,987	$ 10,245	$ 9,970	$ 9,669	$ 9,525
Average Annual Return, Percent	(3.10%)	(0.72%)	2.52%	2.04%
Guggenheim Multi-Hedge Strategies Fund - Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	1.74%	4.25%	3.52%	2.54%
Guggenheim Multi-Hedge Strategies Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Guggenheim Multi-Hedge Strategies (Class C)
Account Value	$ 11,941	$ 11,941	$ 11,941	$ 11,941	12,324	11,779	11,985	11,537	11,470	11,385	11,531	11,630	11,776	11,879	12,006	12,176	11,752	11,164	10,963	10,916	10,926	10,476	10,565	10,424	10,316	10,068	10,246	10,134	10,316	10,630	10,368	10,326	10,312	10,349	10,328	10,332	10,473	10,473	10,389	10,403	10,693	10,426	10,130	10,000
Average Annual Return, Percent	0.33%	2.50%	2.75%	1.79%
Guggenheim Multi-Hedge Strategies Fund - Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	1.33%	3.50%	2.75%	1.79%
Guggenheim Multi-Hedge Strategies Fund - Class P
Account Value [Line Items]
Line Graph and Table Measure Name				Guggenheim Multi-Hedge Strategies (Class P)
Account Value	$ 12,871	$ 12,871	$ 12,871	$ 12,871	13,267	12,652	12,849	12,349	12,252	12,136	12,273	12,350	12,487	12,569	12,678	12,836	12,366	11,729	11,493	11,426	11,413	10,921	10,997	10,830	10,694	10,423	10,588	10,453	10,610	10,912	10,628	10,558	10,527	10,544	10,503	10,485	10,612	10,594	10,489	10,481	10,756	10,468	10,152	10,000
Average Annual Return, Percent	1.73%	4.23%	3.51%	2.56%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name				Guggenheim Multi-Hedge Strategies (Institutional Class)
Account Value	$ 2,634,743	$ 2,634,743	$ 2,634,743	$ 2,634,743	2,713,250	2,586,874	2,625,563	2,521,691	2,500,360	2,475,319	2,501,191	2,515,759	2,541,254	2,557,643	2,578,246	2,608,005	2,510,611	2,380,752	2,331,754	2,315,716	2,311,261	2,210,578	2,224,608	2,188,882	2,160,998	2,104,359	2,136,303	2,107,715	2,142,367	2,202,142	2,142,367	2,127,640	2,119,843	2,122,442	2,112,427	2,108,102	2,131,458	2,126,267	2,103,776	2,102,046	2,154,814	2,095,991	2,030,901	2,000,000
Average Annual Return, Percent	1.85%	4.48%	3.78%	2.79%
Commodities Strategy Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Commodities Strategy (Class A)‡
Account Value	$ 6,038	$ 6,038	$ 6,038	$ 6,038	6,024	5,474	6,136	5,333	5,513	5,839	5,653	6,351	6,257	4,727	4,672	4,461	3,851	3,399	2,971	2,851	2,511	4,448	4,123	4,287	4,394	3,852	5,039	4,981	4,630	4,557	4,163	3,903	4,125	4,354	4,113	4,290	3,815	3,937	4,759	5,954	5,491	6,015	8,324	9,525
Average Annual Return, Percent	5.04%	7.84%	6.05%	(4.92%)
Commodities Strategy Fund - Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	10.29%	13.22%	7.09%	(4.46%)
Commodities Strategy Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Commodities Strategy (Class C)
Account Value	$ 5,883	$ 5,883	$ 5,883	$ 5,883	5,879	5,355	6,012	5,236	5,423	5,755	5,581	6,281	6,201	4,694	4,646	4,446	3,845	3,400	2,977	2,862	2,526	4,482	4,163	4,336	4,452	3,911	5,126	5,075	4,728	4,662	4,266	4,008	4,247	4,491	4,253	4,446	3,957	4,095	4,955	6,208	5,740	6,297	8,720	10,000
Average Annual Return, Percent	8.86%	11.36%	6.29%	(5.17%)
Commodities Strategy Fund - Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	9.86%	12.36%	6.29%	(5.17%)
Commodities Strategy Fund - Class H
Account Value [Line Items]
Line Graph and Table Measure Name				Commodities Strategy (Class H)
Account Value	$ 6,337	$ 6,337	$ 6,337	$ 6,337	6,323	5,747	6,440	5,598	5,787	6,129	5,933	6,666	6,567	4,962	4,902	4,681	4,043	3,568	3,119	2,993	2,636	4,669	4,328	4,499	4,612	4,043	5,291	5,229	4,862	4,785	4,370	4,097	4,332	4,572	4,322	4,501	4,003	4,137	5,006	6,253	5,774	6,324	8,740	10,000
Average Annual Return, Percent	10.27%	13.20%	7.09%	(4.46%)
Guggenheim Managed Futures Strategy Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Managed Futures Strategy (Class A)‡
Account Value	$ 12,484	$ 12,484	$ 12,484	$ 12,484	12,927	11,881	12,255	11,874	11,339	11,465	12,002	11,476	11,151	9,990	9,968	10,180	9,974	9,735	9,568	9,639	9,704	9,543	9,885	9,412	9,185	8,903	9,593	9,382	9,709	9,664	9,300	8,891	9,137	8,997	9,469	9,638	10,255	10,607	10,440	10,748	11,602	10,721	10,026	9,525
Average Annual Return, Percent	0.09%	0.15%	4.79%	2.24%
Guggenheim Managed Futures Strategy Fund - Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.08%	5.14%	5.81%	2.74%
Guggenheim Managed Futures Strategy Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Managed Futures Strategy (Class C)
Account Value	$ 12,167	$ 12,167	$ 12,167	$ 12,167	12,618	11,619	12,005	11,653	11,153	11,294	11,845	11,346	11,042	9,910	9,910	10,141	9,953	9,728	9,585	9,670	9,755	9,608	9,975	9,517	9,303	9,037	9,749	9,557	9,907	9,879	9,527	9,124	9,393	9,264	9,769	9,962	10,622	11,004	10,854	11,195	12,108	11,209	10,502	10,000
Average Annual Return, Percent	3.66%	3.41%	5.04%	1.98%
Guggenheim Managed Futures Strategy Fund - Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	4.66%	4.41%	5.04%	1.98%
Guggenheim Managed Futures Strategy Fund - Class P
Account Value [Line Items]
Line Graph and Table Measure Name				Managed Futures Strategy (Class P)
Account Value	$ 13,127	$ 13,127	$ 13,127	$ 13,127	13,589	12,497	12,888	12,484	11,925	12,056	12,626	12,075	11,728	10,506	10,484	10,711	10,489	10,239	10,071	10,140	10,208	10,034	10,399	9,897	9,659	9,368	10,087	9,870	10,214	10,166	9,785	9,351	9,593	9,442	9,937	10,114	10,761	11,131	10,956	11,278	12,175	11,250	10,517	10,000
Average Annual Return, Percent	5.09%	5.15%	5.81%	2.76%
Guggenheim Managed Futures Strategy Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name				Managed Futures Strategy (Institutional Class)
Account Value	$ 2,690,220	$ 2,690,220	$ 2,690,220	$ 2,690,220	2,782,203	2,556,425	2,634,567	2,550,799	2,433,995	2,458,772	2,572,312	2,457,687	2,385,766	2,137,413	2,130,670	2,174,497	2,128,422	2,076,729	2,040,602	2,054,164	2,066,683	2,030,169	2,102,154	2,000,958	1,950,882	1,890,373	2,035,385	1,989,482	2,057,294	2,046,861	1,968,476	1,879,725	1,931,579	1,900,666	1,998,592	2,032,739	2,161,742	2,234,780	2,198,377	2,261,214	2,440,485	2,252,897	2,105,936	2,000,000
Average Annual Return, Percent	5.24%	5.47%	6.10%	3.01%
Guggenheim Multi-Hedge Strategies Fund - Class A - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521	32,144	29,075	26,031	26,912	24,749	23,023	21,404	22,503	26,821	28,114	25,322	25,175	23,193	21,844	19,478	17,881	14,834	18,449	16,915	16,633	15,946	14,031	16,225	15,064	14,563	14,675	13,760	13,170	12,776	12,045	11,602	11,171	10,903	10,758	10,051	10,742	10,712	10,612	10,113	10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
Guggenheim Multi-Hedge Strategies Fund - Class C - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521	32,144	29,075	26,031	26,912	24,749	23,023	21,404	22,503	26,821	28,114	25,322	25,175	23,193	21,844	19,478	17,881	14,834	18,449	16,915	16,633	15,946	14,031	16,225	15,064	14,563	14,675	13,760	13,170	12,776	12,045	11,602	11,171	10,903	10,758	10,051	10,742	10,712	10,612	10,113	10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
Guggenheim Multi-Hedge Strategies Fund - Class P - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521	32,144	29,075	26,031	26,912	24,749	23,023	21,404	22,503	26,821	28,114	25,322	25,175	23,193	21,844	19,478	17,881	14,834	18,449	16,915	16,633	15,946	14,031	16,225	15,064	14,563	14,675	13,760	13,170	12,776	12,045	11,602	11,171	10,903	10,758	10,051	10,742	10,712	10,612	10,113	10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 6,704,133	$ 6,704,133	$ 6,704,133	$ 6,704,133	6,428,740	5,814,921	5,206,231	5,382,420	4,949,710	4,604,506	4,280,830	4,500,575	5,364,286	5,622,853	5,064,396	5,035,090	4,638,548	4,368,777	3,895,541	3,576,206	2,966,741	3,689,884	3,383,042	3,326,548	3,189,287	2,806,285	3,245,004	3,012,702	2,912,684	2,934,964	2,752,093	2,634,077	2,555,169	2,409,034	2,320,300	2,234,236	2,180,695	2,151,693	2,010,129	2,148,456	2,142,498	2,122,324	2,022,558	2,000,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
Commodities Strategy Fund - Class A - S&P Goldman Sachs Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Goldman Sachs Commodity Index
Account Value	$ 7,281	$ 7,281	$ 7,281	$ 7,281	7,234	6,555	7,343	6,331	6,509	6,847	6,620	7,380	7,235	5,435	5,354	5,088	4,397	3,872	3,382	3,233	2,927	5,077	4,687	4,892	4,962	4,316	5,601	5,527	5,117	5,008	4,557	4,250	4,496	4,735	4,477	4,671	4,145	4,252	5,100	6,319	5,812	6,332	8,754	10,000
Average Annual Return, Percent	11.08%	15.01%	8.28%	(3.12%)
Commodities Strategy Fund - Class C - S&P Goldman Sachs Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Goldman Sachs Commodity Index
Account Value	$ 7,281	$ 7,281	$ 7,281	$ 7,281	7,234	6,555	7,343	6,331	6,509	6,847	6,620	7,380	7,235	5,435	5,354	5,088	4,397	3,872	3,382	3,233	2,927	5,077	4,687	4,892	4,962	4,316	5,601	5,527	5,117	5,008	4,557	4,250	4,496	4,735	4,477	4,671	4,145	4,252	5,100	6,319	5,812	6,332	8,754	10,000
Average Annual Return, Percent	11.08%	15.01%	8.28%	(3.12%)
Commodities Strategy Fund - Class H - S&P Goldman Sachs Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Goldman Sachs Commodity Index
Account Value	$ 7,281	$ 7,281	$ 7,281	$ 7,281	7,234	6,555	7,343	6,331	6,509	6,847	6,620	7,380	7,235	5,435	5,354	5,088	4,397	3,872	3,382	3,233	2,927	5,077	4,687	4,892	4,962	4,316	5,601	5,527	5,117	5,008	4,557	4,250	4,496	4,735	4,477	4,671	4,145	4,252	5,100	6,319	5,812	6,332	8,754	10,000
Average Annual Return, Percent	11.08%	15.01%	8.28%	(3.12%)
Guggenheim Managed Futures Strategy Fund - Class A - ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,626	$ 11,626	$ 11,626	$ 11,626	11,473	11,326	11,173	11,027	10,899	10,782	10,691	10,641	10,630	10,626	10,625	10,623	10,623	10,621	10,617	10,613	10,611	10,550	10,502	10,443	10,377	10,315	10,257	10,207	10,161	10,125	10,097	10,070	10,050	10,039	10,031	10,021	10,014	10,007	10,003	10,002	10,002	10,001	10,001	10,000
Average Annual Return, Percent	2.65%	5.43%	2.17%	1.52%
Guggenheim Managed Futures Strategy Fund - Class C - ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,626	$ 11,626	$ 11,626	$ 11,626	11,473	11,326	11,173	11,027	10,899	10,782	10,691	10,641	10,630	10,626	10,625	10,623	10,623	10,621	10,617	10,613	10,611	10,550	10,502	10,443	10,377	10,315	10,257	10,207	10,161	10,125	10,097	10,070	10,050	10,039	10,031	10,021	10,014	10,007	10,003	10,002	10,002	10,001	10,001	10,000
Average Annual Return, Percent	2.65%	5.43%	2.17%	1.52%
Guggenheim Managed Futures Strategy Fund - Class P - ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,626	$ 11,626	$ 11,626	$ 11,626	11,473	11,326	11,173	11,027	10,899	10,782	10,691	10,641	10,630	10,626	10,625	10,623	10,623	10,621	10,617	10,613	10,611	10,550	10,502	10,443	10,377	10,315	10,257	10,207	10,161	10,125	10,097	10,070	10,050	10,039	10,031	10,021	10,014	10,007	10,003	10,002	10,002	10,001	10,001	10,000
Average Annual Return, Percent	2.65%	5.43%	2.17%	1.52%
Guggenheim Managed Futures Strategy Fund - Institutional Class - ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 2,325,175	$ 2,325,175	$ 2,325,175	$ 2,325,175	2,294,658	2,265,237	2,234,502	2,205,365	2,179,737	2,156,433	2,138,239	2,128,247	2,126,020	2,125,188	2,124,982	2,124,674	2,124,677	2,124,143	2,123,500	2,122,664	2,122,192	2,110,068	2,100,395	2,088,652	2,075,392	2,063,022	2,051,467	2,041,434	2,032,243	2,025,062	2,019,331	2,014,000	2,009,942	2,007,874	2,006,169	2,004,243	2,002,793	2,001,328	2,000,696	2,000,441	2,000,334	2,000,267	2,000,197	2,000,000
Average Annual Return, Percent	2.65%	5.43%	2.17%	1.52%
Guggenheim Multi-Hedge Strategies Fund - Class A - HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name				HFRX Global Hedge Fund Index
Account Value	$ 11,635	$ 11,635	$ 11,635	$ 11,635	11,592	11,308	11,119	11,037	10,967	10,968	10,950	10,894	11,318	11,473	11,465	11,482	11,212	11,069	10,531	10,250	9,653	10,363	10,103	9,943	9,788	9,541	10,102	10,141	10,124	10,228	10,077	9,896	9,810	9,650	9,539	9,336	9,238	9,414	9,472	9,894	9,971	9,769	9,943	10,000
Average Annual Return, Percent	2.89%	5.42%	3.19%	1.53%
Guggenheim Multi-Hedge Strategies Fund - Class C - HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name				HFRX Global Hedge Fund Index
Account Value	$ 11,635	$ 11,635	$ 11,635	$ 11,635	11,592	11,308	11,119	11,037	10,967	10,968	10,950	10,894	11,318	11,473	11,465	11,482	11,212	11,069	10,531	10,250	9,653	10,363	10,103	9,943	9,788	9,541	10,102	10,141	10,124	10,228	10,077	9,896	9,810	9,650	9,539	9,336	9,238	9,414	9,472	9,894	9,971	9,769	9,943	10,000
Average Annual Return, Percent	2.89%	5.42%	3.19%	1.53%
Guggenheim Multi-Hedge Strategies Fund - Class P - HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name				HFRX Global Hedge Fund Index
Account Value	$ 11,635	$ 11,635	$ 11,635	$ 11,635	11,592	11,308	11,119	11,037	10,967	10,968	10,950	10,894	11,318	11,473	11,465	11,482	11,212	11,069	10,531	10,250	9,653	10,363	10,103	9,943	9,788	9,541	10,102	10,141	10,124	10,228	10,077	9,896	9,810	9,650	9,539	9,336	9,238	9,414	9,472	9,894	9,971	9,769	9,943	10,000
Average Annual Return, Percent	2.89%	5.42%	3.19%	1.53%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class - HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name				HFRX Global Hedge Fund Index
Account Value	$ 2,326,935	$ 2,326,935	$ 2,326,935	$ 2,326,935	2,318,419	2,261,602	2,223,885	2,207,367	2,193,431	2,193,512	2,189,936	2,178,790	2,263,607	2,294,605	2,293,018	2,296,337	2,242,375	2,213,798	2,106,209	2,050,098	1,930,546	2,072,597	2,020,671	1,988,678	1,957,664	1,908,111	2,020,398	2,028,256	2,024,808	2,045,608	2,015,443	1,979,297	1,961,930	1,929,921	1,907,887	1,867,234	1,847,510	1,882,790	1,894,320	1,978,736	1,994,195	1,953,895	1,988,534	2,000,000
Average Annual Return, Percent	2.89%	5.42%	3.19%	1.53%
Commodities Strategy Fund - Class A - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521	32,144	29,075	26,031	26,912	24,749	23,023	21,404	22,503	26,821	28,114	25,322	25,175	23,193	21,844	19,478	17,881	14,834	18,449	16,915	16,633	15,946	14,031	16,225	15,064	14,563	14,675	13,760	13,170	12,776	12,045	11,602	11,171	10,903	10,758	10,051	10,742	10,712	10,612	10,113	10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
Commodities Strategy Fund - Class C - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521	32,144	29,075	26,031	26,912	24,749	23,023	21,404	22,503	26,821	28,114	25,322	25,175	23,193	21,844	19,478	17,881	14,834	18,449	16,915	16,633	15,946	14,031	16,225	15,064	14,563	14,675	13,760	13,170	12,776	12,045	11,602	11,171	10,903	10,758	10,051	10,742	10,712	10,612	10,113	10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
Commodities Strategy Fund - Class H - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521	32,144	29,075	26,031	26,912	24,749	23,023	21,404	22,503	26,821	28,114	25,322	25,175	23,193	21,844	19,478	17,881	14,834	18,449	16,915	16,633	15,946	14,031	16,225	15,064	14,563	14,675	13,760	13,170	12,776	12,045	11,602	11,171	10,903	10,758	10,051	10,742	10,712	10,612	10,113	10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
Guggenheim Managed Futures Strategy Fund - Class A - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521	32,144	29,075	26,031	26,912	24,749	23,023	21,404	22,503	26,821	28,114	25,322	25,175	23,193	21,844	19,478	17,881	14,834	18,449	16,915	16,633	15,946	14,031	16,225	15,064	14,563	14,675	13,760	13,170	12,776	12,045	11,602	11,171	10,903	10,758	10,051	10,742	10,712	10,612	10,113	10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
Guggenheim Managed Futures Strategy Fund - Class C - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521	32,144	29,075	26,031	26,912	24,749	23,023	21,404	22,503	26,821	28,114	25,322	25,175	23,193	21,844	19,478	17,881	14,834	18,449	16,915	16,633	15,946	14,031	16,225	15,064	14,563	14,675	13,760	13,170	12,776	12,045	11,602	11,171	10,903	10,758	10,051	10,742	10,712	10,612	10,113	10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
Guggenheim Managed Futures Strategy Fund - Class P - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521	32,144	29,075	26,031	26,912	24,749	23,023	21,404	22,503	26,821	28,114	25,322	25,175	23,193	21,844	19,478	17,881	14,834	18,449	16,915	16,633	15,946	14,031	16,225	15,064	14,563	14,675	13,760	13,170	12,776	12,045	11,602	11,171	10,903	10,758	10,051	10,742	10,712	10,612	10,113	10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
Guggenheim Managed Futures Strategy Fund - Institutional Class - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 6,704,133	$ 6,704,133	$ 6,704,133	$ 6,704,133	$ 6,428,740	$ 5,814,921	$ 5,206,231	$ 5,382,420	$ 4,949,710	$ 4,604,506	$ 4,280,830	$ 4,500,575	$ 5,364,286	$ 5,622,853	$ 5,064,396	$ 5,035,090	$ 4,638,548	$ 4,368,777	$ 3,895,541	$ 3,576,206	$ 2,966,741	$ 3,689,884	$ 3,383,042	$ 3,326,548	$ 3,189,287	$ 2,806,285	$ 3,245,004	$ 3,012,702	$ 2,912,684	$ 2,934,964	$ 2,752,093	$ 2,634,077	$ 2,555,169	$ 2,409,034	$ 2,320,300	$ 2,234,236	$ 2,180,695	$ 2,151,693	$ 2,010,129	$ 2,148,456	$ 2,142,498	$ 2,122,324	$ 2,022,558	$ 2,000,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%